Operating Leases (Details) - Schedule of operating lease right-of-use assets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of operating lease right-of-use assets [Abstract]
Office and warehouse	$ 361,092
Less: accumulated amortization	(55,042)
Total right-of-use assets, net	$ 306,050